Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer 1 [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	21.50%	19.10%
Customer 2 [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	16.20%	13.60%
Customer 3 [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.30%	13.30%